5. Property and Equipment (Details 2) (USD $)	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2014	$ 105,246
2015	65,017
2016	27,730
2017	9,095
Total	208,095	253,571	369,831
Computer software [Member]
2014	303,629
2015	303,629
2016	302,782
2017	180,050
2018	41,453
Total	$ 1,131,543